UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 - September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

Pomona Investment Fund

Semi-Annual Report

September 30, 2024

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (1.57%)
Blue Owl GP Stakes Nimbus Cayman (B) LP⁽ᶠ⁾⁽ᵍ⁾	North America	09/10/2021	$9,242,032
Blue Owl GP Stakes Nimbus U.S. (A) LLC⁽ᶠ⁾⁽ᵍ⁾	North America	09/10/2021	1,832,424
BSV Opportunities B, FCRE⁽ᵈ⁾⁽ᶠ⁾	Europe	12/16/2021	4,473,940
Investcorp Aspen Offshore Fund, L.P.⁽ᵈ⁾	Rest of World	07/01/2019	10,931,930
Roark Capital Partners II Sidecar LP⁽ᵈ⁾⁽ᶠ⁾	North America	10/18/2018	1,783,341
Total Direct Investments/Co-Investments			28,263,667

Primary Investments (3.93%)
ABS Capital Partners IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/15/2024	540,261
Accel-KKR Capital Partners VII LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/16/2022	(131,008)
Accel-KKR Growth Capital Partners IV LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/17/2021	1,174,300
Apax XI USD L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	1,081,428
Berkshire Fund X-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/22/2020	7,852,145
Blue Owl GP Stakes V Offshore Investors LP⁽ᶠ⁾⁽ᵍ⁾	North America	09/20/2021	3,679,836
BPEA EQT Mid-Market Growth Partnership, SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/07/2023	107,487
CB Offshore Equity Fund X, Limited Partnership⁽ᶠ⁾⁽ᵍ⁾	North America	11/20/2020	3,614,984
Clearlake Capital Partners VII (USTE), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/17/2021	3,216,368
Genstar Capital Partners X, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/01/2021	5,181,261
Genstar Capital Partners XI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/26/2023	263,419
Green Equity Investors Side IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/01/2022	1,657,144
Hellman & Friedman Capital Partners IX (Parallel), L.P.⁽ᶠ⁾	North America	09/28/2018	2,967,784
Hellman & Friedman Capital Partners X (Parallel), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	05/10/2021	4,244,047
Hellman & Friedman Capital Partners XI (Parallel), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/16/2022	-
HighVista Private Equity VIII (Offshore), L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	04/11/2019	3,457,378
Norwest Mezzanine Partners V-A, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2023	803,418
Roark Capital Partners V (TE) LP⁽ᶠ⁾	North America	04/30/2018	7,079,615
Roark Capital Partners VI (TE) LP⁽ᶠ⁾⁽ᵍ⁾	North America	01/28/2022	3,605,392
TA XIV-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	05/27/2021	4,670,841
TA XV-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/27/2023	(39,588)
The Veritas Capital Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/10/2019	4,072,260
The Veritas Capital Fund VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/16/2022	6,116,197
Thoma Bravo Explore Fund II-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	02/03/2022	-
Thoma Bravo Fund XV-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	02/03/2022	4,282,901
Vista Equity Partners Fund VIII-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/27/2022	1,026,765
Total Primary Investments			70,524,635

Seasoned Primary Investments (4.54%)
Aerospace, Transportation and Logistics Fund II LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2019	2,665,591
Avista Healthcare Partners (Offshore) I, L.P.⁽ᶠ⁾	North America	12/01/2017	129,024
Gryphon Odin CV-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/05/2024	2,030,165
Gryphon Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/08/2016	3,450,520
Gryphon Partners VI-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/17/2021	7,663,786
Halifax Capital Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2023	657,037
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/26/2021	5,857,669
Ironsides Offshore Direct Investment Fund V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	4,303,077
L Catterton IX, L.P.⁽ᶠ⁾	North America	03/09/2021	7,323,309
Merit Mezzanine Fund VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/02/2018	1,848,245
NB Credit Opportunities II Cayman Feeder LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	14,619,409
OceanSound Partners Fund, LP⁽ᶠ⁾⁽ᵍ⁾	North America	01/31/2022	8,206,870
OceanSound SMX Rollover AIV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/26/2024	2,221,566
Providence Equity Partners IX-A S.C.Sp.⁽ᶠ⁾⁽ᵍ⁾	North America	10/05/2023	3,645,779
Sorenson Capital Partners IV-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	01/11/2022	5,740,220

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	1

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Seasoned Primary Investments (4.54%) (Continued)
Valeas Capital Partners Fund I-A LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	$8,530,164
VSS Structured Capital Parallel III, L.P.⁽ᶠ⁾	North America	01/26/2018	2,681,217
Total Seasoned Primary Investments			81,573,648

Secondary Investments (75.12%)
A10 USD (Feeder) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	1,243,652
A9 EUR (Feeder) L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	10,250,962
A9 USD (Feeder) L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	3,516,476
ABRY Partners IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	2,759,071
ABRY Senior Equity V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,917,833
ABS Capital Partners VII Offshore, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/01/2023	3,174,047
ABS Capital Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/01/2023	8,166,259
Accel-KKR Capital Partners CV III, LP⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2021	5,719,575
Actis Energy 5 LP⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	318,000
Advent International GPE VI-A Limited Partnership⁽ᵈ⁾⁽ᵍ⁾	North America	03/31/2021	137,878
Advent International GPE VII-B Limited Partnership⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	408,638
Advent International GPE VIII-B-2 Limited Partnership⁽ᵈ⁾⁽ᵍ⁾	North America	03/31/2022	2,283,707
Advent International GPE VIII-C Limited Partnership⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2019	1,663,932
AEA EXC CF LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	08/12/2022	11,839,986
Alpha Private Equity Fund 7 (SCA) SICAR⁽ᵈ⁾⁽ᵍ⁾	Europe	06/28/2024	23,793,171
American Industrial Partners Fund IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/28/2024	1,159,221
American Securities Partners VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	2,344,052
American Securities Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	23,456,600
AP VIII Private Investors Offshore (USD), L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	06/30/2017	22,784
AP VIII Private Investors, LLC⁽ᵈ⁾⁽ᶠ⁾	Europe	06/28/2019	453,389
Apax Europe VI - A, L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	12/30/2016	148,869
Apax Europe VII - B, L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	03/31/2021	37,465
Apax IX USD L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	15,314,610
Apollo Investment Fund VI, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2018	63,595
Archer Capital Trust 5B⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	03/28/2024	999,173
Artiman Ventures III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	732,957
Astorg Normec Fund⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	09/24/2024	578,551
Astorg VI SLP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2022	1,827,838
Astorg VII SLP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2022	9,612,693
Atlas Capital Resources LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	360,092
Audax Mezzanine Fund III, L.P.⁽ᵈ⁾	North America	09/30/2016	636,841
Audax Private Equity Aspen CF, L.P.⁽ᵈ⁾	North America	03/24/2022	7,829,849
Audax Private Equity Fund III, L.P.⁽ᵈ⁾	North America	09/30/2015	125,987
Audax Private Equity Fund, L.P.⁽ᵈ⁾	North America	12/31/2018	1,638
Avista Healthcare Partners, L.P.⁽ᶠ⁾	North America	12/31/2019	-
Bain Capital Asia Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	1,126,997
Bain Capital Asia Fund III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	3,575,496
Bain Capital Distressed and Special Situations 2013 (E), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	20,945
Bain Capital Empire Holdings, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/21/2022	17,422,987
Bain Capital Europe Fund III, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/30/2016	175,146
Bain Capital Europe Fund V, SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/28/2024	1,929,507
Bain Capital Fund VII, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/29/2017	3,817,285
Bain Capital Fund X, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2015	3,510,095
Bain Capital Fund XI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	2,907,088
Bain Capital Fund XII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,209,262

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	2

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.12%) (Continued)
Bain Capital VII Coinvestment Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/29/2017	$50,328
Barley (No.1) Limited Partnership⁽ᵈ⁾⁽ᶠ⁾	Europe	04/25/2024	175,165
BC Asia III Private Investors, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2020	1,842,661
BC Europe IV Private Investors, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2020	787,061
BC European Capital IX-8 LP⁽ᶠ⁾	Europe	12/31/2020	706,522
BC European Capital X-2 LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	16,284,956
BC European Capital X-7 LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	1,248,513
BC Life Sciences Private Investors, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2020	763,481
BC Partners XI GD - 2 LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	14,425,782
BC XI Private Investor, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/10/2020	1,744,365
BC XII Private Investors, L.P.⁽ᶠ⁾	North America	04/10/2020	4,045,553
BCP V-S L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	(96)
Berkshire Fund IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/03/2021	15,874,966
Berkshire Fund VI, Limited Partnership⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	1,639,958
Berkshire Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	577,469
Berkshire Fund VIII (IND), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/03/2021	2,727,226
Berkshire Fund X-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	710,068
Blackstone Capital Partners V L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	3,137
Blackstone Capital Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	551,397
Blackstone Capital Partners VIII (Lux), SCSp⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	461,232
Blue Owl GP Stakes US Investors LP⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	1,288,266
Bowmark Capital Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	1,170,535
BPEA Private Equity Fund VI, L.P.1⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	3,919,895
Brentwood Associates Private Equity V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/29/2023	5,776,971
Bridgepoint Europe IV 'A' L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	886,878
Bridgepoint Europe IV 'E' L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2021	205,541
Bridgepoint Europe Portfolio IV LP⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	381,476
Capvis Equity IV L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	6,356,300
Capvis Equity V L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	20,901,375
Carlyle Credit Opportunities Fund (Parallel), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	1,669,809
Carlyle Europe Partners V - EU, S.C.Sp.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	745,400
Carlyle Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	70,595
Carlyle Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	18,076,932
Carlyle Partners VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	4,385,240
Carlyle US Equity Opportunity Fund II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	1,978,924
CCP Climb LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/03/2023	21,123,095
CCP Strider LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/10/2022	21,312,390
CD&R Value Building Partners I, L.P.⁽ᵍ⁾	North America	12/02/2021	13,316,178
CDRF8 Private Investors, LLC⁽ᶠ⁾	North America	06/30/2017	6,085
Centerbridge Seaport Acquisition Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/27/2022	10,600,000
Cerberus Institutional Partners, L.P. - Series Four⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2016	46,871
Charlesbank Equity Fund IX, Limited Partnership⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	4,237,382
Charlesbank Equity Fund VIII, Limited Partnership⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	4,612,287
Charlesbank Equity Fund X, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	4,518,730
Charterhouse Capital Partners IX⁽ᵈ⁾⁽ᵍ⁾	Europe	12/31/2021	22,270
CHP III, L.P.⁽ᵈ⁾	North America	09/29/2017	47,725
CI Capital Investors II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	7,869
CI Capital Investors III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	28,889,736
Clayton, Dubilier & Rice Fund IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	3,130,874
Clayton, Dubilier & Rice Fund X, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,010,734
Clayton, Dubilier & Rice Fund XI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	3,277,566
Clearlake Capital Partners III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	269,739
Clearlake Capital Partners IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	2,225,357

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	3

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.12%) (Continued)
Clearlake Capital Partners V (Offshore), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	$567,963
Clearlake Capital Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	21,647,070
Clearlake Capital Partners VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	2,278,315
Clearlake Opportunities Partners (P-Offshore), L.P.⁽ᶠ⁾	North America	12/31/2019	766,933
Coller International Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/31/2021	177,019
Comvest Capital II International (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	42,627
Comvest Capital III International (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	246,411
Court Square Capital Partners (Offshore) III, L.P.⁽ᶠ⁾	North America	12/31/2020	856,540
Crestview Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	1,001,658
CSHC Investment Aggregator, LLC⁽ᵈ⁾⁽ᵍ⁾	North America	03/28/2024	5,023,000
CVC Capital Partners VI (A) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/29/2023	3,919,912
CVC Capital Partners VI (B) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/30/2022	13,228,741
CVC Capital Partners VII (A) L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	08/15/2022	3,371,957
CVC European Equity Partners V (A) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/30/2022	284,641
CVC European Equity Partners V (C) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2023	316,541
DCM IV, L.P.⁽ᵈ⁾	North America	06/30/2015	70,218
DCM V, L.P.⁽ᵈ⁾	North America	06/30/2015	52,675
DCM VI, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2015	199,635
Endless Fund IV A LP⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	4,869,424
EQT IX (No.2) EUR SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	1,764,950
EQT VII (No.1) Limited Partnership⁽ᵈ⁾⁽ᶠ⁾	Europe	12/31/2020	670,129
EQT VIII (No.1) SCSp⁽ᵈ⁾⁽ᶠ⁾	Europe	12/31/2020	1,319,675
EQT VIII (No.2) SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	1,166,505
Equistone Partners Europe Fund IV "E" L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/31/2021	254,144
Fifth Cinven Fund (No.3) Limited Partnership⁽ᵈ⁾	Europe	12/31/2021	2,276,260
Five Arrows Florence Continuation Fund SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/05/2022	10,296,540
Francisco Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2018	3,305
Frontenac XI Private Capital (M) Limited Partnership⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	07/24/2023	5,984,312
FSN Capital IV L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	12/31/2019	48,112
General Atlantic Investment Partners 2013, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	1,881,295
Genstar Capital Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	6,901
Genstar Capital Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	190,758
Genstar Capital Partners VII (EU), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	743,777
Genstar Capital Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	6,477,931
Genstar Capital Partners VIII BL (EU), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	2,661,267
Genstar VIII Opportunities Fund I (EU), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	1,477,071
GESD Investors II Liquidating Trust⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	24,565
Great Hill Equity Partners IV, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/28/2024	1,785,537
Green Equity Investors CF II, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	11/30/2021	1,890,250
Green Equity Investors CF, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/26/2021	2,568,567
Green Equity Investors Side VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	5,163,655
Green Equity Investors V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	28,823
Green Equity Investors VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	4,127,746
Green Equity Investors VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	758,317
Green Equity Investors VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,337,679
Gridiron Capital Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	605,234
Gridiron Energy Feeder I, L.P.⁽ᶠ⁾	North America	05/10/2017	2,235,544
Gryphon Co-Invest Fund IV, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2020	169,111
Gryphon Heritage Partners, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	5,641,479
Gryphon Mezzanine Partners II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	14,634,047
Gryphon Mezzanine Partners, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	1,456,853
Gryphon Odin CV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/05/2024	4,736,578
Gryphon Partners 3.5, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2020	23,061

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	4

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.12%) (Continued)
Gryphon Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	$9,908,291
Gryphon Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	21,643,958
Gryphon Partners V-A, L.P.⁽ᶠ⁾	North America	12/31/2020	2,488,457
Gryphon Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	17,967,573
GS Capital Partners VI Parallel, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	19,302
GSO Capital Opportunities Overseas Fund L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/30/2015	64,281
GSO Private Investors Offshore II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2017	40,923
H&F Arrow 2, L.P.⁽ᵈ⁾	North America	08/28/2020	2,863,489
H&F Clyde 2, L.P.⁽ᵈ⁾	North America	02/16/2024	1,911,566
H&F Executives IX, L.P.⁽ᶠ⁾	North America	09/30/2020	3,703,965
H&F Executives VIII, L.P.⁽ᶠ⁾	North America	09/30/2020	2,852,790
H.I.G. Advantage Buyout Fund, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/28/2024	21,291,789
H.I.G. Bayside Debt & LBO Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	977,345
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	03/31/2021	10,568
H.I.G. Capital Partners IV, L.P.⁽ᵈ⁾	North America	12/31/2018	168,566
H.I.G. Capital Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	5,913,097
H.I.G. Growth Buyouts & Equity Fund II, L.P.⁽ᵍ⁾	North America	06/28/2024	2,786,325
Halifax Capital Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	12,786,000
Hamilton Lane-Carpenters Partnership Fund IV L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	14,662,780
Hamilton Lane-Carpenters Partnership Fund V L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	8,467,553
Harvest Partners Structured Capital Fund II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	29,329,018
Harvest Partners Structured Capital Fund III, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	17,667,411
Harvest Partners Structured Capital Fund, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	7,054,803
HCI Equity Partners EV I, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/09/2024	1,147,743
HCI Equity Partners IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,153,044
Hellman & Friedman Capital Partners VII (Parallel), L.P.⁽ᶠ⁾	North America	06/28/2019	478,044
Hellman & Friedman Capital Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	665,780
HFCP VII (Parallel-A), L.P.⁽ᶠ⁾	North America	09/30/2021	170,389
Hg Genesis 7 C L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2023	514,060
Hg Genesis 7 E L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	746,812
Hildred Perennial Partners I, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	11/22/2023	32,272,926
HPE Continuation Fund I C.V.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/27/2021	3,357,990
Icon Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	03/27/2021	267,544
Icon Partners III, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/13/2021	5,953
Insight Equity I LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2018	(903)
Insight Equity II LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	1,191,910
Insight Partners Continuation Fund, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	08/14/2019	8,738,056
Insight Venture Partners (Cayman) IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	2,305,784
Insight Venture Partners (Cayman) VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	2,002,968
Insight Venture Partners (Cayman) X, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	4,888,722
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	301,809
Insight Venture Partners Coinvestment Fund II, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/30/2015	919,602
Insight Venture Partners Coinvestment Fund III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	148,954
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	800,340
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	50,111
Insight Venture Partners IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	59,266
Insight Venture Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	1,712,251
Insight Venture Partners VIII (Co-Investors), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	240,553
Insight Venture Partners VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	3,046,516
Kelso Investment Associates IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	1,976,952
Kelso Investment Associates VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	39,942
KKR Americas Fund XII L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	4,997,692
KKR China Growth Fund L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	107,332

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	5

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.12%) (Continued)
KKR European Fund V (USD) SCSp⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	$1,157,903
KKR North America Fund XI L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	4,566,101
Lee Equity Partners Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	8,500,000
Lightspeed Venture Partners IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	2,817,390
Lion/Simba Investors, L.P.⁽ᶠ⁾	Europe	12/21/2020	5,499,856
Littlejohn Fund IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2015	903,617
Littlejohn Fund V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/29/2023	3,724,777
Lovell Minnick Equity Partners III LP⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2021	311,469
Madison Dearborn Capital Partners VI-C, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	2,183
Madison Dearborn Capital Partners VII⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	6,259,744
Madison Dearborn Capital Partners VIII-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,937,632
Marlin Equity III, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2021	35,437
MDCP Insurance SPV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	05/09/2023	2,966,074
Mid Europa Fund V LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	701,771
Montagu+ SCSp⁽ᶠ⁾⁽ᵍ⁾	Europe	11/10/2021	14,696,299
Montreux Equity Partners IV, L.P.	North America	09/29/2017	43,637
MPE Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2019	1,628,486
MSouth Equity Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	4,764
Nautic Partners VI-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	5,562
NB SPV, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	08/27/2021	5,905,631
New Capital Partners Private Equity Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	2,191,767
New Enterprise Associates 12, Limited Partnership⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	16,553
New Mountain Partners III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	91,648
New Mountain Partners IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2023	1,097,753
New Mountain Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2023	5,887,809
NewView Capital Fund I, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	10/31/2018	4,711,916
North Bridge Growth Equity II, L.P.⁽ᵍ⁾	North America	12/31/2020	5,518,958
Norwest Mezzanine Partners III, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	1,550,169
Norwest Mezzanine Partners IV⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	51,598,102
Oak Investment Partners XII, Limited Partnership⁽ᵈ⁾	North America	03/29/2019	1,210
Oaktree Opportunities Fund IX (Cayman), L.P.⁽ᵍ⁾	North America	12/31/2021	1,556,672
Oaktree Opportunities Fund VIII (Cayman) Ltd.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2021	4,378
Oaktree Private Investment Fund 2010, L.P.⁽ᶠ⁾	North America	06/30/2015	29,436
Odyssey Investment Partners Fund V, LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	4,005,386
Onex Partners IV LP⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	3,076,009
PAI Strategic Partnerships SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	22,433,174
Paladin III (HR), L.P.⁽ᶠ⁾	North America	09/29/2017	93,705
Pamlico Capital III Continuation Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	01/27/2023	11,296,483
Parthenon Investors III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	985,142
Pegasus WSJLL Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/13/2021	10,182,155
PEP VIII Antares Co-Investment L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	03/28/2024	9,480,809
Permira IV Feeder L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	04/23/2020	9,053,719
Platinum Equity Capital Partners II⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	43,033
PRO SPV, LP⁽ᵈ⁾⁽ᵍ⁾	North America	08/27/2021	3,303,759
Providence Equity Offshore Partners IV L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/30/2016	17,368
Providence Equity Partners (Unity) S.C.SP.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/31/2024	1,532,532
Providence Equity Partners V L.P.⁽ᶠ⁾	North America	12/30/2016	31,969
Providence Equity Partners VI L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2016	79,298
Providence Equity Partners VII L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	5,716,710
Providence Equity Partners VII-A L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	16,371,276
Providence Equity Partners VIII L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	16,755,823
PT2-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/16/2021	8,707,947

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	6

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.12%) (Continued)
PTEV-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2021	$4,858,837
RC III CKE LLC⁽ᵈ⁾⁽ᵍ⁾	North America	06/30/2023	5,243,961
RCF V Annex Fund L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	06/30/2021	2,084
Resource Capital Fund V L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	06/30/2021	70,683
Riverside Capital Appreciation Fund V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	109,239
Roark Capital Partners CF LP⁽ᶠ⁾⁽ᵍ⁾	North America	05/11/2022	8,921,075
Roark Capital Partners CF RI LP⁽ᶠ⁾	North America	08/26/2022	994,752
Roark Capital Partners II LP⁽ᶠ⁾	North America	06/29/2018	174,469
Roark Capital Partners III LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	4,509,382
Roark Capital Partners IV LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	29,942,853
Roark Capital Partners V (T) LP⁽ᶠ⁾⁽ᵍ⁾	North America	12/29/2023	4,673,516
Samson Brunello 1, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/28/2024	769,121
Samson Brunello 2, L.P.⁽ᵈ⁾	North America	02/19/2021	2,167,877
Samson Hockey 2, L.P.⁽ᵈ⁾	North America	12/23/2020	1,738,743
Samson Shield 1, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/28/2024	1,037,014
Samson Shield 2, L.P.⁽ᵈ⁾	North America	12/23/2020	5,528,983
Saw Mill Capital Partners, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	125,945
Seidler Equity Partners IV, L.P.⁽ᶠ⁾	North America	06/30/2021	1,035,731
Silver Lake Partners III, L.P.⁽ᶠ⁾	North America	12/31/2018	103,104
Silver Lake Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2020	2,356,983
Sixth Cinven Fund (No. 2) Limited Partnership⁽ᶠ⁾	Europe	12/30/2022	1,452,174
Sixth Cinven Fund (No. 4) Limited Partnership⁽ᶠ⁾	Europe	06/30/2019	1,925,562
Sixth Street Opportunities Partners III (B), L.P.⁽ᶠ⁾	North America	06/30/2015	16,547
SL SPV-2, L.P.	North America	02/14/2019	772,244
Sorenson Capital Partners III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	14,368,909
Sterling Capital Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	428,185
Summit Partners Growth Equity Fund VIII-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	583,379
Summit Partners Private Equity Fund VII-A, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2018	184,909
Sun Capital Partners IV, LP⁽ᵈ⁾	North America	12/31/2018	71,909
Sun Capital Partners V, L.P.⁽ᵍ⁾	North America	12/31/2018	78,842
SunTx Capital Partners II, L.P.⁽ᵈ⁾	North America	12/31/2019	4,517,758
TA Atlantic and Pacific VI L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	03/31/2021	28,938
TA XI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	297,075
TA XII-A, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	09/30/2024	4,243,223
Tennenbaum Opportunities Fund V, LLC⁽ᵈ⁾	North America	09/29/2017	62,074
The Resolute III Continuation Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/27/2024	26,209,437
The Veritas Capital Fund V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2019	6,371,886
The Veritas Capital Fund VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	4,746,314
Thoma Bravo Fund XII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	7,153,940
Thomas H. Lee Equity Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	349,737
Thomas H. Lee Equity Fund VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	566,744
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/29/2018	1,706,220
TowerBrook Investors III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	15,181
TPF II-A, LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	10,701
TPG Asia VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	5,608,566
TPG Growth III (A), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	1,967,754
TPG Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	2,865
TPG Partners VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	146,297
TPG Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,128,573
TPG Partners VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	3,401,675
TPG STAR, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	99,465
Trident VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	3,361,372

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	7

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

Private Equity Investments (85.17%)⁽ᵅ⁾⁽ᵇ⁾ (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.12%) (Continued)
Triton Fund III L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2021	$220,049
Triton Fund IV L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	28,752,129
Vista Equity Partners Fund V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2018	13,903,367
Vista Equity Partners Fund VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,169,992
Vista Equity Partners Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	866,777
Warburg Pincus Global Growth, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	8,502,781
Warburg Pincus Private Equity XI, L.P.⁽ᵍ⁾	North America	12/31/2021	3,254,472
Warburg Pincus Private Equity XI-B, L.P.⁽ᵍ⁾	North America	03/31/2022	2,617,488
Warburg Pincus Private Equity XII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	5,976,013
Warburg Pincus Private Equity XII-B, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	03/31/2022	3,943,876
WCAS XIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	573,002
Webster Equity Partners Bristol CF, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/15/2021	11,227,937
Wind Point Partners AAV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2021	656,271
Wind Point Partners VII-B, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	125,677
WP AUSA, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	07/22/2019	8,252,113
ZMC II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	1,552,981
Total Secondary Investments			1,348,830,951

Total Private Equity Investments (Cost $1,345,270,440)			$1,529,192,901

Short-Term Investments (24.05%)	Fair Value
Money Market Funds (24.05%)
Fidelity Government Portfolio, Class I, 4.78%(e)	430,052,967
JPMorgan US Government Money Market Fund, 4.67%(e)	1,838,171

Total Money Market Funds	431,891,138

Total Short-Term Investments (Cost $431,891,138)	$431,891,138

Total Investments (109.23%) (Cost $1,777,161,578)	$1,961,084,039

Liabilities in Excess of Other Assets (-9.23%)	(165,611,443)
Net Assets (100.00%)	$1,795,472,596

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	8

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2024 (Unaudited)(Continued)

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2024 was $1,345,270,440 and $1,529,192,901, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 85.17%.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of September 30, 2024, the aggregate cost of each investment restricted to resale was: $2,945,952, $4,120,070, $8,462,663, $4,217,239, $927,143, $594,884, $0, $1,178,493, $1,017,977, $7,365,645, $4,723,011, $108,862, $2,863,981, $2,884,771, $4,736,915, $201,007, $1,435,514, $1,899,358, $3,605,351, $0, $2,352,754, $894,731, $4,474,283, $2,510,258, $4,710,200, $0, $2,867,128, $5,320,327, $0, $3,414,904, $859,982, $2,062,701, $311,266, $1,743,306, $2,509,776, $7,498,115, $454,410, $4,525,000, $2,687,680, $6,329,007, $2,090,476, $13,322,215, $6,192,962, $2,252,465, $3,480,570, $5,095,076, $0, $2,966,546, $754,317, $9,309,551, $3,338,490, $2,129,902, $1,546,673, $2,095,435, $5,387,272, $3,820,525, $364,444, $41,815, $1,645,522, $2,519,799, $1,353,340, $12,090,582, $21,760,019, $1,080,739, $1,902,206, $25,908,305, $154,778, $1,747,198, $418,681, $20,004, $14,543,530, $207,218, $792,174, $547,290, $583,596, $3,206,778, $6,826,839, $1,196,347, $1,466,080, $7,370,000, $2,308,026, $2,154, $401,115, $1,628,666, $2,429,540, $0, $16,967,972, $962,325, $1,486,700, $5,488,774, $5,457,779, $1,985,281, $877,773, $49,422, $170,194, $149,691, $631,055, $1,461,570, $14,095,924, $1,083,845, $258,515, $11,406,052, $1,022,947, $1,711,855, $47,896, $11,994,196, $4,980,669, $1,215,917, $6,082,203, $496,574, $445,286, $415,259, $381,085, $1,292,965, $1,067,849, $4,647,854, $4,239,154, $838,302, $127,495, $401,036, $5,525,503, $17,320,897, $1,314,785, $671,553, $53,331, $15,783,030, $3,951,986, $1,771,707, $17,477,759, $15,545,080, $9,959,106, $229,064, $9,051,479, $705,196, $2,644,712, $3,618,614, $3,682,322, $0, $215,716, $21,757, $18,330,395, $4,242,963, $698,812, $2,809,263, $192,191, $2,496,333, $494,336, $22,504,567, $2,108,640, $697,565, $318,530, $151,461, $1,611,792, $674,399, $778,064, $5,283,884, $3,178,231, $11,977,106, $2,505,868, $212,127, $235,566, $120,975, $1,177,767, $1,582,190, $4,569,880, $1,245,094, $821,812, $1,187,932, $901,174, $496,116, $2,369,386, $8,320,375, $112,071, $4,342,764, $127,519, $1,929,090, $212,384, $1,309,870, $738,832, $5,720,521, $1,519,739, $1,038,000, $13,778, $1,429,956, $1,185,423, $3,369,690, $3,899,217, $3,144,333, $2,985,610, $703,215, $907,114, $1,889,628, $1,419,606, $294,786, $4,449,359, $13,046,700, $1,452,332, $4,067,307, $163,282, $9,800,185, $18,437,405, $2,126,415, $16,152,144, $16,951, $261,086, $203,075, $1,234,810, $1,736,074, $2,293,681, $1,495,976, $18,722,990, $893,122, $0, $1,701,384, $5,541,656, $2,203,475, $10,656,359, $12,913,951, $6,913,880, $23,062,591, $14,916,522, $11,270,959, $1,154,353, $1,984,266, $7,713,928, $763,530, $913,751, $475,927, $791,017, $21,743,603, $3,460,423, $184,439, $3,917,088, $157,636, $1,819,324, $4,739,329, $1,533,279, $1,340,088, $2,934,480, $329,763, $560,617, $136,347, $697,309, $43,488, $39,051, $1,612,660, $168,084, $2,113,308, $1,254,003, $629,587, $3,739,816, $0, $947,269, $3,608,895, $8,657,296, $2,063,549, $3,091,835, $2,013,445, $2,684,469, $777,423, $193,609, $5,991,726, $1,461,156, $29,533, $2,002,423, $398,775, $7,761,422, $339,516, $0, $904,846, $25,903, $5,000,000, $1,967,629, $88,504, $1,040,174, $1,264,276, $4,313,314, $3,341,687, $7,600,706, $1,486,044, $33,340,053, $166,027, $431,619, $837, $45,196, $4,612,243, $2,743,935, $20,971,596, $15,536, $7,695,962, $512,940, $8,734,633, $9,157,861, $4,060,099, $269,249, $6,474,456, $19,151, $954,764, $361,457, $3,459,400, $5,612,845, $15,949,250, $13,153,761, $6,414,863, $4,285,377, $3,260,872, $2,137, $14,852, $256,800, $5,907,783, $492,411, $783,059, $4,855,102, $24,175,984, $4,067,207, $551,380, $889,789, $904,194, $606,548, $4,008,487, $675,116, $2,036,010, $887,858, $1,744,378, $1,169,335, $1,181,144, $20,672, $326,656, $14,575,272, $956,950, $855,338, $495,237, $243,191, $471,830, $1,097,436, $20,352, $176,515, $3,503,988, $113,418, $23,387,125, $15,642,570, $13,351,661, $6,076,360, $198,440, $459,308, $2,115,985, $267,492, $21,751, $4,386,730, $2,058,696, $319,883, $1,469,757, $740,767, $1,642,017, $443,777, $4,262,529, $223,169, $18,610,684, $11,988,961, $803,360, $404,903, $5,321,728, $3,337,643, $2,894,762, $5,785,439, $5,332,226, $388,609, $9,633,471, $942,786, $473,866, $4,976,500 and $1,610,611, respectively, totaling, $1,345,270,440.

(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

(d)	Non-income producing security.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2024.

(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of September 30, 2024.

(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement. See Note 5 of the Notes to Consolidated Financial Statements.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	9

Pomona Investment Fund	Consolidated Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:
Private Equity Investments, at fair value (Cost, $1,345,270,440)	$1,529,192,901
Short-Term Investments, at fair value (Cost, $431,891,138)	431,891,138
Cash	45,727
Cash held in foreign currency denominations (Cost, $9,216,422)	9,530,591
Interest receivable	2,011,618
Distributions from Private Equity Investment receivable	104,828
Prepaid expenses	151,881
Deferred offering fees	55,991
Deferred financing costs	38,423
Private Equity Investments paid in advance	21,814
Other assets	121,973
Total Assets	1,973,166,885

LIABILITIES:
Loan payable	96,206,400
Payable for investments purchased, not yet settled	44,843,001
Payable for shares repurchased	24,593,549
Management fees payable	7,314,755
Commitment and interest fee payable	1,833,855
Administration fee payable	1,108,296
Distribution and servicing fee payable	1,052,788
Professional fees payable	453,860
Sub-administration fee payable	1,834
Other accounts payable and accrued expenses	285,951
Total Liabilities	177,694,289
Contingencies and commitments (see Notes 10 and 11)
Net Assets	$1,795,472,596

Net Assets
Paid-in capital	$1,492,523,261
Total distributable earnings	302,949,335
Net Assets	$1,795,472,596

Net Assets Attributable to:
Class A Shares	$777,609,925
Class I Shares	1,017,862,671
1,795,472,596

Shares Outstanding:
Class A Shares	50,097,205
Class I Shares	61,796,276
111,893,481

Net asset value per share:
Class A Shares	$15.52
Class I Shares	$16.47

The accompanying notes are an integral part of these Consolidated Financial Statements.

10	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statement of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

Income
Interest income	$16,342,361
Dividend income	6,651,956
Other income	600
Total Income	22,994,917

Expenses
Management fees	14,363,941
Commitment fees and interest expense	3,606,695
Administration fee	2,176,354
Distribution and servicing fee	2,033,500
Professional fees	767,224
Sub-Administration fees	734,700
Offering fees	251,860
Transfer agent fees	176,676
Other expenses	574,684
Total Expenses	24,685,634
Net Investment Loss	(1,690,717)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments
Net realized gain from Private Equity Investments	54,048,747
Total net realized gain from Private Equity Investments	54,048,747

Net change in unrealized appreciation/(depreciation) on Private Equity Investments	9,607,449
Net change in unrealized appreciation/(depreciation) on foreign currency translation	(2,692,617)

Total net change in unrealized appreciation/(depreciation) on Private Equity Investments and foreign currency translation	6,914,832

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency	60,963,579
Net Increase in Net Assets from operations	$59,272,862

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	11

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

	For the Six
	Months Ended		For the
	September 30, 2024		Year Ended
	(Unaudited)		March 31, 2024
Operations
Net investment loss	$(1,690,717)		$(8,074,035)
Net realized gain from Private Equity Investments and foreign currency transactions	54,048,747		61,271,408
Net change in unrealized appreciation/(depreciation) from Private Equity Investments and foreign currency translation	6,914,832		97,675,023
Net increase in Net Assets from operations	59,272,862		150,872,396

Distributions to Shareholders
Capital gains:
Class A Shares	-		(24,505,176)
Class M2 Shares	-	(a)	(46,483)
Class I Shares	-		(25,018,796)
Decrease in Net Assets from distributions to Shareholders	-		(49,570,455)

Net Assets Transactions
Class A Shares
Proceeds from sale of shares	112,028,000		279,924,559
Reinvestment of distributions	-		19,947,198
Exchange of shares	(8,213,548)		(68,771,225)
Repurchase of shares	(10,403,509)		(53,604,800)
Total Class A Transactions	93,410,943		177,495,732
Class M2 Shares
Proceeds from sale of shares	-		-
Reinvestment of distributions	-		18,406
Exchange of shares	(1,233,807	)(a)	-
Repurchase of shares	-		-
Total Class M2 Transactions	(1,233,807)		18,406
Class I Shares
Proceeds from sale of shares	140,864,492		250,330,087
Reinvestment of distributions	-		17,881,597
Exchange of shares	9,447,355		68,771,225
Repurchase of shares	(36,856,024)		(22,308,301)
Total Class I Transactions	113,455,823		314,674,608

Increase in Net Assets from capital transactions	205,632,959		492,188,746

Net Assets
Beginning of year	1,530,566,775		937,076,088
End of period	$1,795,472,596		$1,530,566,775

(a)	For the period from April 1, 2024 to July 1, 2024 (Class M2 liquidation date).

The accompanying notes are an integral part of these Consolidated Financial Statements.

12	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

(Continued)

	For the Six
	Months Ended		For the
	September 30, 2024		Year Ended
	(Unaudited)		March 31, 2024
Fund Share Transaction
Shares sold	7,438,969		19,574,756
Shares reinvested	-		1,405,187
Shares exchanged	(546,189)		(4,844,613)
Shares redeemed	(677,090)		(3,639,234)
Net increase in Class A Shares outstanding	6,215,690		12,496,096

Shares sold	-		-
Shares reinvested	-		1,230
Shares exchanged	(77,627	)(a)	-
Shares redeemed	-		-
Net increase/(decrease) in Class M2 Shares outstanding	(77,627)		1,230

Shares sold	8,833,278		16,627,406
Shares reinvested	-		1,194,113
Shares exchanged	593,636		4,592,464
Shares redeemed	(2,272,949)		(1,432,363)
Net increase in Class I Shares outstanding	7,153,965		20,981,620

(a)	For the period from April 1, 2024 to July 1, 2024 (Class M2 liquidation date).

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	13

Pomona Investment Fund	Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2024 (Unaudited)

Cash Flows From Operating Activities:
Net increase in Net Assets resulting from operations	$59,272,862
Adjustments to reconcile net increase in Net Assets from operations to net cash used in operating activities:
Purchase of Private Equity Investments	(209,921,679)
Capital distributions received from Private Equity Investments	108,530,336
Net payments from purchases of short-term investments	(83,067,143)
Net realized gain from Private Equity Investments and foreign currency	(54,048,747)
Net change in unrealized appreciation/(depreciation) on Private Equity Investments and foreign currency translation	(6,914,832)
Amortization of deferred offering fees	112,621
Amortization of deferred financing costs	12,808
Changes in operating assets and liabilities:
Decrease in interest receivable	235,199
Increase in Distribution from Private Equity Investments receivable	(101,122)
Increase in prepaid expenses	(3,118)
Decrease in Private Equity Investments paid in advance	56,542
Increase in other assets	(61,973)
Decrease in payable for Investments purchased, not yet settled	(25,670,924)
Increase in management fees payable	988,848
Increase in commitment and interest fees payable	83,767
Increase in administration fee payable	149,825
Increase in distribution and servicing fee payable	134,362
Increase in professional fees payable	34,940
Decrease in sub-administration fee payable	(33,619)
Decrease in due to affiliate	(82,085)
Decrease in expense recoupment payable	(58,792)
Increase in other accounts payable and accrued expenses	40,354
Net cash used in operating activities	(210,311,570)

Cash flows from financing activities:
Proceeds from sale of shares	252,892,492
Payments for shares repurchased	(44,846,506)
Payments for offering fees	(47,473)
Net cash provided by financing activities	207,998,513

Net change in cash	(2,313,057)

Cash and cash equivalents at beginning of year	11,889,375

Cash and cash equivalents at end of period	$9,576,318

Supplemental disclosure of financing activity
Cash paid for interest	$3,176,147

Supplemental disclosure of cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash	5,082,793
Cash held in foreign currency	6,806,582
Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	$11,889,375

Cash and cash equivalents at end of period
Cash	45,727
Cash held in foreign currency	9,530,591
Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	$9,576,318

The accompanying notes are an integral part of these Consolidated Financial Statements.

14	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Class A Shares
	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022		For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)
Net asset value - beginning of period	$15.04		$14.03	$14.79	$13.34		$9.14	$10.2
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(b)	(0.04)		(0.15)	(0.32)	(0.32)		(0.11)	(0.15)
Net realized and unrealized gain/(loss) on investments	0.52		1.77	0.11	3.71		5.07	0.40
Total income/(loss) from investment operations:	0.48		1.62	(0.21)	3.39		4.96	0.25
Distributions from capital gains	–		(0.61)	(0.55)	(1.94)		(0.38)	(1.31)
Distributions from return of capital	–		–	–	–		(0.38)	–
Total distributions:			(0.61)	(0.55)	(1.94)		(0.76)	(1.31)
Net asset value per Share, end of period	$15.52		$15.04	$14.03	$14.79		$13.34	$9.14
Total Return (c)	3.23	%(h)	11.77%	(1.28%)	26.25%		56.54%	1.99%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$777,610		$659,830	$440,313	$273,039		$169,545	$96,479
Ratio of net investment loss to average Net Assets (d)(e)	(0.52	%)(i)	(0.98%)	(2.30%)	(2.32%)		(1.09%)	(1.45%)
Ratio of gross expenses to average Net Assets(d)(e)	3.22	%(i)	3.53%	3.61%	3.59%		3.80%	4.03%
Ratio of expense waiver to average Net Assets(g)	–	%(i)	0.00%	0.00%	0.00	%(f)	(0.31%)	(0.48%)
Ratio of net expenses to average Net Assets(g)	3.22	%(i)	3.53%	3.61%	3.59%		3.49%	3.55%
Portfolio turnover rate	–%		–%	–%	1.23%		–%	0.70%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(b)	Based on average shares outstanding during the period.

(c)	Total Return based on net asset value per share.

(d)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.

(e)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.

(f)	Amount is less than 0.005%.

(g)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund's total annual ordinary operating expenses, excluding certain ''Specified Expenses'' as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 3.22% for the period ended September 30, 2024, and the annualized ratio of net expenses to average net assets would have been, 3.45%, 3.47%, 3.53%, 3,49%, and 3.55% for the years ended March 31, 2024, 2023, 2022, 2021, and 2020, respectively.

(h)	Not Annualized

(i)	Annualized

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2024	15

Pomona Investment Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Class I Shares
	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022		For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)
Net asset value - beginning of period	$15.91		$14.72	$15.41	$13.76		$9.36	$10.36
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(b)	0.00		(0.06)	(0.26)	(0.24)		(0.05)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.56		1.86	0.12	3.83		5.21	0.39
Total income/(loss) from investment operations:	0.56		1.80	(0.14)	3.59		5.16	0.31
Distributions from capital gains	–		(0.61)	(0.55)	(1.94)		(0.38)	(1.31)
Distributions from return of capital	–		–	–	–		(0.38)	–
Total distributions:			(0.61)	(0.55)	(1.94)		(0.76)	(1.31)
Net asset value per Share, end of period	$16.47		$15.91	$14.72	$15.41		$13.76	$9.36
Total Return (c)	3.51	%(h)	12.46%	(0.74%)	26.95%		57.38%	2.54%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,017,863		$869,503	$495,638	$271,743		$151,548	$73,303
Ratio of net investment loss to average Net Assets (d)	0.04	%(i)	(0.34%)	(1.76%)	(1.86%)		(0.48%)	(1.10%)
Ratio of gross expenses to average Net Assets(d)(e)	2.69	%(i)	2.98%	3.07%	3.05%		3.23%	3.62%
Ratio of expense waiver to average Net Assets(f)	–	%(i)	0.00%	0.00%	0.00	%(g)	(0.31%)	(0.53%)
Ratio of net expenses to average Net Assets(f)	2.69	%(i)	2.98%	3.07%	3.05%		2.92%	3.09%
Portfolio turnover rate	–%		–%	–%	1.23%		–%	0.70%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(b)	Based on average shares outstanding during the period.

(c)	Total Return based on net asset value per share.

(d)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.

(e)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.

(f)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund's total annual ordinary operating expenses, excluding certain ''Specified Expenses'' as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 2.69% for the period ended September 30, 2024, and the annualized ratio of net expenses to average net assets would have been, 2.96%, 2.93%, 2.99%, 2.92%, and 3.09% for the years ended March 31, 2024, 2023, 2022, 2021, and 2020, respectively.

(g)	Amount is less than 0.005%.

(h)	Not Annualized

(i)	Annualized

The accompanying notes are an integral part of these Consolidated Financial Statements.

16	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2024, the Fund offered two classes of shares; Classes A and I shares. All shares are continuously offered on a quarterly basis. Effective July 1, 2024, the Fund no longer offers Class M2 Shares.

Class A Shares are offered at the then-current net asset value ("NAV") plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current NAV without an initial sales charge and with a general minimum initial investment of $25,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

All share classes have the same rights and privileges, and have ownership in the same underlying investment portfolio.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, a wholly owned-subsidiary of the Fund. All inter-company accounts and transactions have been eliminated.

As of September 30, 2024 the total value of Private Equity Investments held by the subsidiary is $1,371,281,057 or approximately 76% of the Fund’s net assets.

Semi-Annual Report | September 30, 2024	17

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. The Fund uses NAV as a practical expedient to determine the fair value of its investments in Private Equity Investments. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the NAV of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This may include adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

18	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers. For the six months ended September 30, 2024, the Fund earned other income of $600 which is reflected in Other income on the Consolidated Statement of Operations.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. The Fund’s primary sources of income are investment income and gains recognized upon distributions from Private Equity Investments and unrealized appreciation/depreciation in the fair value of its Private Equity Investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the underlying investment manager of the Private Equity Investment on the date received. Distributions occur at irregular intervals, and the exact timing of distributions from the Private Equity Investment has not been communicated to the Fund. It is estimated that distributions will occur over the life of the Private Equity Investments.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Income and Expense Allocation

The Fund allocates income and expenses to each class of shares based on net assets at the end of the prior quarter plus capital transactions effective as of the beginning of the current quarter. However, certain expenses are applicable to a specific share class in which case they are allocated 100% to that respective share class.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semi-Annual Report | September 30, 2024	19

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$431,891,138	$–	$–	$431,891,138
Private Equity Investments	$–	$–	$5,023,000	$5,023,000
TOTAL	$431,891,138	$–	$5,023,000	$436,914,138

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of September 30, 2024, $1,524,169,901 was fair valued utilizing NAV as a practical expedient.

During the six months ended September 30, 2024, the Fund had a transfer of assets into Level 3 of the fair value hierarchy. The transfer into Level 3 reflects that the Private Equity Investment no longer meets the criteria to be valued using NAV as a practical expedient. The Fund records all transfers at the beginning of each reporting period.

The following table summarizes Level 3 activity during the six months ended September 30, 2024.

Beginning Balance as of April 1, 2024	Transfers In To Level 3	Sales	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/(Depreciation)	Balance as of September 30, 2024
$–	$8,486,000	$(1,512,125)	$2,813,762	$(1,950,875)	$5,023,000

A listing of the Private Equity Investment types held by the Fund and the related attributes, as of September 30, 2024, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/Co-Investments	Investments in an operating company alongside other investors	$28,263,667	$3,084,014	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	$70,524,635	$92,122,907	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$81,573,648	$38,160,517	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	$1,348,830,951	$200,498,550	None	N/A	Liquidity in the form of distributions from Private Equity Investments

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**	Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

The fair value relating to certain underlying investments of these Private Equity Investments, for which there is no readily available market, has been estimated by the respective Private Equity Investment’s manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a readily available market for the investments existed. These differences could be material.

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Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

4. MANAGEMENT FEE, ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Private Equity Investment to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchases of Shares) (the “Management Fee”). For the six months ended September 30, 2024, the Fund incurred a Management Fee of $14,363,941, of which $7,314,755 was payable as of September 30, 2024.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchase of Shares) (the “Administration Fee”). For the six months ended September 30, 2024, the Fund incurred an Administration Fee of $2,176,354, of which $1,108,296 was payable as of September 30, 2024.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through March 31, 2025 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end NAV (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/ or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

Semi-Annual Report | September 30, 2024	21

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

Effective March 31, 2024, all eligible expenses have been recouped by the Adviser.

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor directly distributes Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund pays the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s NAV attributable to Class A shares as of each quarter-end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. For the six months ended September 30, 2024, the Fund incurred a Distribution and Servicing Fee of $2,033,500, of which $1,052,788 is payable as of September 30, 2024.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $45,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each regular quarterly meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses. Additionally, the Audit Committee Chair is paid an annual fee of $5,000. For the six months ended September 30, 2024, the Fund incurred Trustee fees and expenses in the amount of $90,000 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund retained Kroll Associates, Inc. to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2024, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $55,403 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund will continuously incur offering fees so long as it is accepting new investors. These costs enable the Fund to be offered to investors. These offering fees are either (i) expensed by the Fund as incurred or (ii) treated as deferred charges and amortized over the subsequent 12-month period using the straight-line method if such amounts are greater than $10,000. For the six months ended September 30, 2024, the Fund incurred $251,860 of offering fees.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of NAV at September 30, 2024 is $115,056,959.

Colmore, Inc. provides certain sub-administrative, sub-accounting, and administration services to the Fund based on the Fund's service agreement. For these services, the Fund pays a quarterly fee to Colmore based on ending quarterly net assets.

Ultimus Fund Solutions, LLC serves as the Fund's transfer agent with respect to maintaining the registry of the Fund’s Shareholders and processing matters relating to subscriptions for, and repurchases of, Shares.

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Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

5. REVOLVING CREDIT AGREEMENT

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC (the "Barclays Facility"). Effective June 3, 2021 and July 8, 2022, the Fund amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and $175,000,000, respectively. Borrowings under the current Barclays Facility bear interest at Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average (“SONIA”), or Euro Interbank Offer Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. The Barclays Facility matures on March 28, 2026. The Fund entered into the Barclays Facility for working capital requirements, such as financing repurchases of shares, distributions to investors, and investments. As of September 30, 2024, the Fund had €86,400,000 (equivalent to $96,206,400) of outstanding borrowings on the Barclays Facility with a weighted average borrowing for the period of €86,400,000. For the six months ended September 30, 2024, the Fund incurred $358,633 in commitment fees and €2,973,485 (equivalent to $3,248,062) of interest expense on borrowings at a 6.66% weighted average interest rate.

Information about the Fund’s senior securities is shown in the following table:

Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per $1,000 of Indebtedness (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Barclays Facility
September 30, 2024	$96,206,400	$19,918	—	N/A
March 31, 2024	$93,225,600	$17,418	—	N/A
March 31, 2023	$77,576,100	$13,079	—	N/A
March 31, 2022	$47,990,882	$12,376	—	N/A

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable to senior securities outstanding as of period end.

6. CAPITAL SHARE TRANSACTIONS

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current NAV per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer (in the aggregate) would be for an amount that is not more than 5% of the Fund’s NAV. There can be no assurance that the Board will accept the Adviser’s recommendation.

An investor may be permitted to exchange Shares between classes of Shares of the Fund, provided that, among other things: (1) the investor's aggregate investment would have met the minimum initial investment requirements in the applicable Class at the time of purchase and continues to meet those requirements; (2) the Shares are otherwise available for offer and sale; and (3) the investment meets all other requirements for investing in the applicable class.

Semi-Annual Report | September 30, 2024	23

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

7. FEDERAL AND OTHER TAXES

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. Accordingly, tax basis distributions made during the 12 months ended March 31, 2024, but after the Tax Year ended October 31, 2023, will be reflected in the notes to the Fund’s financial statements for the fiscal year ending March 31, 2025. The Fund’s open tax years generally, the three prior taxable years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2024 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2024, the Fund did not incur any interest or penalties.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Net Assets due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) as of the period ended were as follows:

Cost of investments for tax purposes	$1,681,253,776
Gross tax unrealized appreciation	$397,806,461
Gross tax unrealized depreciation	$(117,976,198)
Net tax unrealized appreciation (depreciation) on investments	$279,830,263

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	4,618,665
Tax accumulated earnings	4,618,665
Accumulated capital and other losses	—
Unrealized appreciation	218,283,763
Late year ordinary losses & other miscellaneous balances	(14,576,799)
Distributable net earnings	$208,325,629

As of October 31, 2023, the Fund had no capital loss carryforwards

24	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

As of October 31, 2023, the Fund had $14,754,306 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2024. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2023 and October 31, 2022 was as follows:

Distribution paid from:	2023	2022
Ordinary income	$—	$—
Long-term capital gains	26,959,580	52,490,950
Return of Capital	—	—
Total distributions paid	$26,959,580	$52,490,950

8. AUTOMATIC DIVIDEND REINVESTMENT PLAN

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant in the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 90 days prior to the record date for a distribution, the request will be effective only with respect to distributions after the 90 day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

●	reinvest both dividends and capital gain distributions;

●	receive dividends in cash and reinvest capital gain distributions; or

●	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal, state and local income tax purposes, Shareholders receiving Shares pursuant to the DRIP will be treated as having received a taxable distribution equal to the amount payable to them in cash.

Shares will be issued pursuant to the DRIP at the net asset value determined on the next Valuation Date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate or amend the DRIP at any time. All expenses related to the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund’s net assets on which the Management Fee and the Administration Fee are payable to the Adviser and the Administrator, respectively.

9. INVESTMENT TRANSACTIONS

Total contributions to and purchases of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2024 amounted to $209,921,679. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2024 amounted to $108,530,336.

Semi-Annual Report | September 30, 2024	25

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2024 (Unaudited)

10. INDEMNIFICATION

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. COMMITMENTS

As of September 30, 2024, the Fund had outstanding investment commitments to Private Equity Investments totaling $333,865,988.

12. MACROECONOMIC RISKS

Geopolitical concerns and other global events, including, without limitation, trade conflict, national and international political circumstances, armed conflict (including wars, terrorist acts or security operations), natural disasters, pandemics or other severe public health events and other significant events, may adversely affect the United States and/or other nations, financial markets and global economies and could affect the Fund’s ability to meet its investment objectives and other obligations. The potential for such events has created economic and political uncertainty in the past and may do so in the future. Such uncertainty may adversely affect the United States and/or other nations, financial markets and global economies and the Fund for the short or long-term in ways that cannot presently be predicted or predicted on an accurate basis. The outbreak of armed conflict in jurisdictions in which the Partnership invests or otherwise could have a negative impact on economic and market conditions and trigger a period of global economic slowdown. Similarly, a significant outbreak of infectious disease or any other serious public health concern, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on economic and market conditions and trigger a period of global economic slowdown. Such events have the potential to severely disrupt or suspend certain cross-border trade, supply chains and tourism and to create humanitarian crises and the economic impacts of such events could adversely affect the performance of the Fund’s investments and of the Fund’s overall performance and financial results.

13. SUBSEQUENT EVENTS

Since October 1, 2024, there were subscriptions to the Fund in the amount of $27,590,914 for Class A and, $50,542,332 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

On October 17, 2024, the Fund paid down the full balance of the Credit Facility in the amount of €86,400,000 (equivalent to $93,579,840). Since October 17, 2024, no further activity occurred related to the Credit Facility.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

26	www.pomonainvestmentfund.com

Pomona Investment Fund	Additional Information

September 30, 2024 (Unaudited)

PROXY VOTING

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F). The Fund’s Form N-PORT Part F are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | September 30, 2024	27

Intentionally Left Blank

28	www.pomonainvestmentfund.com

Semi-Annual Report | September 30, 2024	29

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable to semi-annual reports.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

a)	Not applicable to semi-annual reports.

b)	Not applicable

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR - 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Frances Janis
Frances Janis, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 6, 2024

*	Print the name and title of each signing officer under his or her signature.